Premises and Equipment - Summary of Future Minimum Lease Payments under Non Cancellable Operating Leases (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Land and buildings [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 6,011
Less: Future minimum sublease payments to be received	(25)
Net future minimum lease payments	5,986
Land and buildings [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	721
Land and buildings [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	2,251
Land and buildings [member] | Over 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	3,039
Equipment [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	189
Net future minimum lease payments	189
Equipment [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	88
Equipment [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 101